Class Z and D Prospectus | DREYFUS ULTRA SHORT INCOME FUND
Fund Summary
Investment Objective
The fund seeks high current income consistent with the maintenance of liquidity and low volatility of principal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class Z and D Prospectus - DREYFUS ULTRA SHORT INCOME FUND		Class D	Class Z
Management fees		0.25%	0.25%
Distribution/service (12b-1) fees		0.25%	none
Other expenses (including shareholder services fees)		0.39%	0.54%
Total annual fund operating expenses		0.89%	0.79%
Fee waiver and/or expense reimbursement	[1],[2]	(0.29%)	(0.35%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.60%	0.44%
[1]	The Dreyfus Corporation has contractually agreed, until April 1, 2018, to waive receipt of its fees and/or assume the direct expenses attributable to Class D and Class Z shares of the fund so that the total annual fund operating expenses of Class D and Class Z (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .35%. On or after April 1, 2018, The Dreyfus Corporation may terminate this expense limitation agreement at any time.
[2]	The fund's investment adviser, The Dreyfus Corporation, has contractually agreed to waive receipt of a portion of its management fees in the amount of .05% of the value of the fund's average daily net assets until April 1, 2018. On or after April 1, 2018, The Dreyfus Corporation may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the fee waiver and expense limitation agreements by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Class Z and D Prospectus - DREYFUS ULTRA SHORT INCOME FUND - USD ($)	1 Year	3 Years	5 Years	5 Years
Class D	61	255	465	1,069
Class Z	45	217	404	945

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 51.72% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests in a broad range of U.S. dollar-denominated debt securities, including money market instruments. The fund's investments may include: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities (including mortgage-related securities); certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; domestic and foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest; obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; inflation-indexed securities; and zero coupon securities. The fund is designed to provide a high degree of share price stability while generating higher returns than money market funds over time and, thus, may be an investment alternative to money market funds and other fixed-income funds. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities, including money market instruments. The fund is not a money market fund and is not subject to the maturity, quality, liquidity and diversification requirements applicable to money market funds.

Under normal circumstances, the fund expects to maintain a dollar-weighted average portfolio maturity of 120 days or less. In addition, the fund will only buy individual securities with remaining maturities of 18 months or less, or that have demand or other features which reduce their maturities to 18 months or less at the time of purchase.

Under normal circumstances, the fund invests only in securities that, at the time of purchase, are rated investment grade (i.e., Baa/BBB or higher) or in the top three short-term rating categories by at least one nationally recognized statistical rating organization or, if unrated, determined to be of comparable quality by The Dreyfus Corporation.

The fund's portfolio manager buys and sells debt securities based on credit quality, financial outlook and yield potential.

The fund attempts to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the fund since the fund usually does not pay brokerage commissions when purchasing short-term obligations. In addition, the fund's yield will fluctuate as securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

The fund will concentrate its investments in the financial services industry. Therefore, under normal circumstances, the fund will invest more than 25% of its assets in securities issued by companies in the financial services industry and repurchase agreements secured by such obligations. The fund may, however, invest less than 25% of its assets in securities issued by companies in the financial services industry for temporary defensive purposes.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Fixed-income market risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which currently are at or near historic lows in the United States and in other countries. An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund's share price and increase the fund's liquidity risk, fund expenses and/or taxable distributions.

• Interest rate risk. Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the values of already-issued fixed rate fixed-income securities generally rise. However, when interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. The change in the value of a fixed-income security or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%. Risks associated with rising interest rates are heightened given that interest rates in the United States and other countries currently are at or near historic lows. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.

• Credit risk. Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall, lowering the value of the fund's investment in such security. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

• Repurchase agreement counterparty risk. The fund is subject to the risk that a counterparty in a repurchase agreement and/or, for a tri-party repurchase agreement, the third party bank providing payment administration, collateral custody and management services for the transaction, could fail to honor the terms of the agreement.

• Mortgage-related securities risk. Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile, less liquid and more difficult to price accurately than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage-backed securities) the market prices for such securities are not guaranteed and will fluctuate. Declining interest rates may result in the prepayment of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield and/or cause the fund's share price to fall (prepayment risk). Rising interest rates may result in a drop in prepayments of the underlying mortgages, which would increase the fund's sensitivity to rising interest rates and its potential for price declines (extension risk).

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's share price.

• Asset-backed securities risk. General downturns in the economy could cause the value of asset-backed securities to fall. In addition, asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

• Foreign investment risk. The risks generally associated with dollar-denominated foreign investments include economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.  Additional risks associated with investments in foreign issuers include less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Some sovereign obligors have been among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions.  These obligors, in the past, may have experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates.

• Inflation-indexed security risk. Interest payments on inflation-indexed securities can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced. The U.S. Treasury has guaranteed that in the event of a drop in prices, it would repay the par amount of its inflation-indexed securities. Inflation-indexed securities issued by corporations generally do not guarantee repayment of principal. Any increase in the principal amount of an inflation-indexed security will be considered taxable ordinary income, even though investors do not receive their principal until maturity. As a result, the fund may be required to make annual distributions to shareholders that exceed the cash the fund received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed security is adjusted downward due to deflation, amounts previously distributed may be characterized in some circumstances as a return of capital.

• Zero coupon securities risk. Zero coupon securities are debt securities issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date). The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities. In addition, unlike bonds which pay cash interest throughout the period to maturity, the fund will realize no cash until the cash payment or maturity date unless a portion of such securities are sold and, if the issuer defaults, the fund may obtain no return at all on its investment. The Internal Revenue Code requires the holder of a zero coupon security to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income tax, the fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy this distribution requirement.

• Issuer risk. A security's market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services, or factors that affect the issuer's industry, such as labor shortages or increased production costs and competitive conditions within an industry.

• Financial services industry risk. Under normal circumstances, the fund concentrates its investments in the financial services industry. This concentration subjects the fund to greater risk of loss as a result of adverse economic, business or other developments affecting companies in the financial services industry than if its investments were diversified across different industries.

• Portfolio turnover risk. The fund may engage in short-term trading, which could produce taxable distributions and lower the fund's after-tax performance.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class Z shares from year to year. The table compares the average annual total returns of the fund's Class Z and Class D shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

The fund changed its investment objective and strategy on April 1, 2016. Prior to April 1, 2016, the fund's investment objective was to maximize total return, consisting of capital appreciation and current income. To pursue this goal, from November 15, 2013 until April 1, 2016, the fund invested principally in bonds rated investment grade and generally maintained an effective duration of one year or less. Prior to November 15, 2013, the fund invested principally in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and in repurchase agreements collateralized by such securities, including up to 35% of its assets in mortgage-related securities issued by U.S. government agencies or instrumentalities, and generally maintained an effective duration of approximately three years or less. Different investment strategies may lead to different performance results. The fund's performance for periods prior to April 1, 2016 reflects the fund's investment objective and strategies in effect prior to that date.

Year-by-Year Total Returns as of 12/31 each year (%) Class Z

Best Quarter Q4, 2008: 3.09% Worst Quarter Q4, 2014: -0.48%

Average Annual Total Returns (as of 12/31/16)

After-tax performance is shown only for Class Z shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

For the fund's Class D shares, periods prior to the inception date reflect the performance of the fund's Class Z shares. Class D shares would have had substantially similar annual returns as the fund's Class Z shares because each share class invests in the same portfolio of securities and the annual returns would have differed only to the extent that the classes do not have the same fees and expenses. Such performance figures have not been adjusted to reflect the fees and expenses of Class D shares; if such fees and expenses had been reflected, the performance shown for Class D for such periods would have been lower.

As of April 1, 2016, the fund changed its benchmark to the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, from the BofA Merrill Lynch 1-Year U.S. Treasury Note Index, because the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is more reflective of the manner in which the fund's assets are invested, based on changes to the fund's investment objective and strategy which took effect as of the same date.

Average Annual Returns - Class Z and D Prospectus - DREYFUS ULTRA SHORT INCOME FUND	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class Z	0.21%	(0.02%)	1.61%
Class D	0.07%	(0.11%)	1.56%	Nov. 15, 2013
After Taxes on Distributions | Class Z	(0.05%)	(0.54%)	0.90%
After Taxes on Distributions and Sale of Fund Shares | Class Z	0.12%	(0.24%)	0.97%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index reflects no deduction for fees, expenses or taxes	0.25%	0.08%	0.72%
BofA Merrill Lynch 1-Year U.S. Treasury Note Index reflects no deduction for fees, expenses or taxes	0.75%	0.32%	1.43%